Investment Property - Summary of Changes in Investment Property (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investment Property [Line Items]
Beginning balance	$ 7,557,356	$ 8,356,772
Depreciation expense	(19,812)	(19,591)
Impairment	(742,389)	(779,825)
Other increases (decreases)		(779,825)
Ending balance	6,795,155	7,557,356
Gross Carrying Amount [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	9,189,377	9,189,377
Ending balance	9,189,377	9,189,377
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	(1,632,021)	(832,605)
Depreciation expense	(19,812)	(19,591)
Impairment	(742,389)
Other increases (decreases)		(779,825)
Ending balance	$ (2,394,222)	$ (1,632,021)